CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Stock Explanatory [Abstract]
CAPITAL STOCK [Text Block]

11. CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares. No preferred shares have been issued.

Unlimited common shares without par value.

a) Common shares

There were no share issuances during the year ended December 31, 2022.

During the year ended December 31, 2021, the Company issued 7,000,000 units at $0.91 CAD per unit pursuant to a private placement for gross proceeds of $4,922,510 ($6,370,000 CAD). Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two. At issuance, the remainder of the proceeds from the private placement financing, after subtracting the value of the derivative warrant liability (Note 10) in the amount of $925,737, totaling $3,996,773, was allocated to issued capital using the residual method. In connection with the private placement, the Company incurred issuance costs of $409,712, of which $77,051 was recorded as unit issuance costs in the consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2021, the Company issued 150,000 shares pursuant to the exercise of stock options for gross proceeds of $55,000. A value of $37,385 was transferred from reserves to share capital as a result.

(b) Stock options

The Company has a stock option plan (the "Plan") available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2021	Granted	Exercised	Expired	2022
$0.90	July 6, 2022	50,000	-	-	(50,000)	-
$0.30	November 28, 2022	650,000	-	-	(650,000)	-
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	700,000	-	-	-	700,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	200,000	-	-	-	200,000
$0.75	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		3,270,000	-	-	(700,000)	2,570,000
Total exercisable		2,953,333	-	-	(700,000)	2,570,000

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2020	Granted	Exercised	Expired	2021
$1.30	August 18, 2021	1,175,000	-	-	(1,175,000)	-
$0.90	July 6, 2022	50,000	-	-	-	50,000
$0.30	November 28, 2022	750,000	-	(100,000)	-	650,000
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	750,000	-	(50,000)	-	700,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	200,000	-	-	-	200,000
$0.75	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		4,595,000	-	(150,000)	(1,175,000)	3,270,000
Total exercisable		3,721,667	-	(150,000)	(1,175,000)	2,953,333

A summary of the Company's stock options as at December 31, 2022 and 2021, and changes for the years then ended, are as follows:

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2020	4,595,000	$0.78
Exercised	(150,000)	$0.37
Expired	(1,175,000)	$1.30
Outstanding, December 31, 2021	3,270,000	$0.61
Forfeited	(10,000)	$0.30
Expired	(690,000)	$0.34
Outstanding and exercisable, December 31, 2022	2,570,000	$0.68

The weighted average contractual life for the remaining options at December 31, 2022 is 1.59 (2021 - 2.22) years.

Share-based expense

Share-based expense of $7,733 (2021 - $108,696; 2020 - $423,538) was recognized during the year ended December 31, 2022 for stock options. The share-based expense relates to options granted during the year ended December 31, 2020, which vest over time.

The fair value of stock options is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended
December 31, 2020
Risk-free interest rate (average)	0.51%
Estimated volatility (average)	67.29%
Expected life in years	5.00
Expected dividend yield	0.00%
Estimated forfeitures	0.00%
Grant date fair value per option	$0.38

Option pricing models require the use of highly subjective estimates and assumptions. The expected volatility assumption is based on the historical and implied volatility of the Company's common share price on the TSX. The risk-free interest rate assumption is based on yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options' expected life. The Company uses historical data to estimate option exercise, forfeiture, and employee termination within the valuation model.

(c) Warrants

Warrants outstanding as at December 31, 2022 are summarized below:

	Share Purchase	Weighted average
	warrants	exercise price
Outstanding, December 31, 2020	-	$-
Issued	3,500,005	$1.03	(1)
Outstanding, December 31, 2021	3,500,005	$1.02	(2)
Outstanding, December 31, 2022	3,500,005	$0.96	(2)

(1)  These warrants are denominated in CAD and have been translated based on the exchange rate in effect on date of issuance of March 4, 2021 of $1.00 = $1.2637.

(2)  These warrants are denominated in CAD and have been re-translated based on the exchange rate in effect as at December 31, 2022 of $1.00 = $1.3544 CAD (2021 - $1.00 = $1.2678 CAD).

The warrants outstanding at December 31, 2022 expire on March 4, 2023 and have a remaining life of 0.17 years at December 31, 2022. Subsequent to December 31, 2022, the warrants expired unexercised.

(d) Restricted share units

On April 28, 2021, the Company implemented a Restricted Share Unit Plan, (the "RSU Plan"). Pursuant to the RSU Plan, the Company will grant restricted share units ("RSUs") to directors, officers, employees, and consultants for services as approved from time to time by the Board. The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements. The vesting terms, settlement, and method of settlement of the RSUs granted under the RSU Plan will be determined by the Board of Directors.

A summary of the Company's RSUs as at December 31, 2022 and 2021, and changes for the years then ended, is as follows:

Equity settled
Outstanding, December 31, 2020	-
Granted	355,000
Outstanding, December 31, 2021	355,000
Forfeited	(2,500)
Repurchased	(117,500)
Granted	410,000
Outstanding, December 31, 2022	645,000

During the year ended December 31, 2022, the Company granted 410,000 (2021 - 355,000) equity settled RSUs with an estimated fair value of $123,000 (2021 - $244,950), based on the fair market value of one common share on the date of issuance. The fair value will be recognized as an expense using the graded vesting method over the vesting period, with 33% vesting one year after grant and 33% every year thereafter. Upon vesting, the equity settled RSUs may be repurchased in cash at the discretion of the Company, with the cash payment based on the closing share price of the RSUs on the date of vesting. On October 27, 2022, the Company repurchased 117,500 RSUs with a fair value of $81,025, through a cash payment of $35,269, based on a share price of $0.30 on vesting date, and recorded a gain on repurchase of RSUs of $45,806.

In connection with the RSUs awarded, the Company recognized share-based expense of $155,318 (2021 - $24,949) for the year ended December 31, 2022.

(e) Deferred share units

On April 28, 2021, the Company implemented a Non-Employee Directors Deferred Share Unit Plan (the "DSU Plan"). Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.

At December 31, 2022 and 2021, no DSUs have been granted to non-employee directors.